Note 6 - Term Loans Payable (Details Textual) - CAD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Oct. 04, 2024	Mar. 31, 2024	May 01, 2023	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Total borrowings	$ 1,160,366			$ 1,138,520
Loan agreement with related party [member]
Statement Line Items [Line Items]
Total borrowings						$ 1,145,520	$ 145,520
Borrowings, interest rate					11.35%	8.35%
Interest paid, classified as financing activities	$ 65,186	$ 72,074
Loan agreement with related party [member] | Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Borrowings, interest rate			9.00%